Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of current financial assets and cash and cash equivalents [line items]
Short term restricted cash	$ 2,000
Current financial assets	138,341	$ 117,055
Current financial assets	$ 136,100	115,800
Equity investments [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets		$ 1,200